T. ROWE PRICE Real Assets Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.7%
COMMUNICATION SERVICES 0.2%
Integrated Telecommunication Services 0.2%
Cellnex Telecom (EUR)  234,600 11,290
Total Communication Services 11,290
CONSUMER DISCRETIONARY 1.3%
Auto Parts & Equipment 0.0%
Magna International  36,468 2,345
2,345
Hotels, Resorts, & Cruise Lines 1.1%
Hilton Worldwide Holdings (1) 57,767 8,766
Huazhu Group, ADR  205,900 6,793
InterContinental Hotels Group (GBP)  157,260 10,636
Kyoritsu Maintenance (JPY)  317,400 11,933
Marriott International, Class A (1) 83,489 14,673
Whitbread (GBP) (1) 224,720 8,367
61,168
Household Durables 0.1%
Persimmon (GBP)  112,756 3,162
3,162
Tires & Rubber 0.1%
Bridgestone (JPY)  68,300 2,651
2,651
Total Consumer Discretionary 69,326
CONSUMER STAPLES 0.6%
Agricultural Products 0.3%
Darling Ingredients (1) 206,664 16,612
16,612
Packaged Foods & Meat 0.3%
Bakkafrost (NOK)  157,718 10,579
Sanderson Farms  29,313 5,496
16,075
Total Consumer Staples 32,687
ENERGY 10.4%
Coal & Consumable Fuels 0.2%
NAC Kazatomprom, GDR  373,166 11,814
11,814

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Integrated Oil & Gas 3.6%
Chevron  326,359 53,141
Equinor (NOK)  1,265,467 47,248
Galp Energia (EUR)  2,456,182 31,053
TotalEnergies (EUR)  1,207,927 61,121
192,563
Oil & Gas Equipment & Services 1.0%
Cactus, Class A  245,367 13,922
ChampionX (1) 400,534 9,805
Enerflex (CAD)  946,116 6,062
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(2)(3)(4) 2,530,088 2,530
Halliburton  285,505 10,812
Liberty Oilfield Services, Class A (1) 316,003 4,683
TechnipFMC (1) 958,708 7,430
55,244
Oil & Gas Exploration & Production 5.2%
Aker BP (NOK)  308,662 11,513
Canadian Natural Resources (CAD)  230,201 14,254
ConocoPhillips  736,127 73,613
Devon Energy  632,092 37,376
EOG Resources  410,095 48,896
Hess  222,720 23,840
Lundin Energy (SEK)  375,073 15,743
Magnolia Oil & Gas, Class A  612,705 14,490
Pioneer Natural Resources  162,097 40,529
280,254
Oil & Gas Storage & Transportation 0.4%
Enbridge  138,419 6,380
TC Energy  223,634 12,617
Venture Global LNG, Series B, Acquisition Date: 3/8/17,
Cost $112 (1)(2)(4) 37 220
Venture Global LNG, Series C, Acquisition Date: 3/8/17 -
10/16/17, Cost $2,704 (1)(2)(4) 759 4,516
23,733
Total Energy 563,608
FINANCIALS 0.0%
Asset Management & Custody Banks 0.0%
Bluescape Opportunities Acquisition (1) 214,936 2,151
Total Financials 2,151

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 0.2%
BWX Technologies  45,395 2,445
Lockheed Martin  7,867 3,472
Northrop Grumman  8,958 4,006
Safran (EUR)  19,618 2,310
12,233
Agricultural & Farm Machinery 0.4%
AGCO  57,795 8,440
Deere  34,791 14,454
22,894
Airlines 1.0%
Alaska Air Group (1) 132,799 7,704
Allegiant Travel (1) 45,364 7,367
Delta Air Lines (1) 187,798 7,431
Frontier Group Holdings (1) 452,029 5,121
JetBlue Airways (1) 458,500 6,855
Southwest Airlines (1) 148,961 6,822
Sun Country Airlines Holdings (1) 206,301 5,401
United Airlines Holdings (1) 153,101 7,098
53,799
Building Products 0.2%
ROCKWOOL International, Class B (DKK)  26,040 8,596
8,596
Construction & Engineering 0.2%
Quanta Services  76,800 10,108
10,108
Construction Machinery & Heavy Trucks 3.0%
Alamo Group  32,000 4,601
Caterpillar  286,049 63,738
Epiroc, Class A (SEK)  2,424,127 51,849
Epiroc, Class B (SEK)  664,603 11,999
Metso Outotec (EUR)  3,469,147 29,244
161,431
Diversified Support Services 0.1%
Copart (1) 22,746 2,854
2,854
Electrical Components & Equipment 0.9%
Hubbell  65,742 12,081
Legrand (EUR)  83,762 7,964
Rockwell Automation  10,727 3,004
Schneider Electric (EUR)  73,301 12,307

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shoals Technologies Group, Class A (1) 674,116 11,487
46,843
Human Resource & Employment Services 0.1%
Recruit Holdings (JPY)  58,700 2,550
2,550
Industrial Conglomerates 0.1%
3M  15,134 2,253
Roper Technologies  6,854 3,237
5,490
Industrial Machinery 2.0%
Alfa Laval (SEK)  307,285 10,570
Sandvik (SEK)  2,450,199 52,049
Weir Group (GBP)  1,979,632 42,245
104,864
Railroads 1.5%
Canadian National Railway (CAD)  83,561 11,209
Canadian Pacific Railway  136,279 11,249
CSX  300,769 11,264
Norfolk Southern  78,084 22,271
Union Pacific  90,203 24,644
80,637
Research & Consulting Services 1.0%
ALS (AUD)  4,296,580 42,665
CoStar Group (1) 30,190 2,011
Leidos Holdings  25,914 2,799
Verisk Analytics  18,916 4,060
51,535
Trucking 0.1%
Knight-Swift Transportation Holdings  61,033 3,080
Old Dominion Freight Line  12,519 3,739
6,819
Total Industrials & Business Services 570,653
INFORMATION TECHNOLOGY 0.2%
Semiconductor Equipment 0.2%
Entegris  69,482 9,120
9,120
Semiconductors 0.0%
Infineon Technologies (EUR)  60,784 2,056
2,056
Total Information Technology 11,176

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 29.9%
Aluminum 0.8%
Constellium (1) 931,508 16,767
Granges (SEK)  1,567,699 15,370
Norsk Hydro (NOK)  1,291,192 12,545
44,682
Construction Materials 1.3%
Martin Marietta Materials  95,370 36,707
Vulcan Materials  185,063 33,996
70,703
Copper 1.1%
Antofagasta (GBP)  266,866 5,799
ERO Copper (CAD) (1) 404,229 5,920
OZ Minerals (AUD)  1,183,601 23,605
Southern Copper  317,539 24,101
59,425
Diversified Metals & Mining 10.1%
Anglo American (GBP)  238,354 12,385
BHP Group (AUD)  5,587,778 215,395
BHP Group (GBP)  1,576,561 61,137
Boliden (SEK)  2,231,737 112,581
Grupo Mexico, Series B (MXN)  5,505,200 32,868
IGO (AUD)  2,776,396 29,022
MMC Norilsk Nickel (RUB) (2) 75,310 —
Rio Tinto (AUD)  341,631 30,542
Rio Tinto (GBP)  643,466 51,443
545,373
Fertilizers & Agricultural Chemicals 0.2%
CF Industries Holdings  92,253 9,508
9,508
Forest Products 0.2%
Svenska Cellulosa, Class B (SEK)  368,271 7,151
West Fraser Timber (CAD)  62,801 5,167
12,318
Gold 5.6%
Franco-Nevada (CAD)  226,132 35,985
K92 Mining (CAD) (1) 4,512,946 32,995
Karora Resources (CAD) (1) 3,927,785 19,982
Northern Star Resources (AUD)  5,662,540 45,683
Perseus Mining (AUD)  29,007,921 42,611
Polyus (RUB) (2) 61,086 —

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rhyolite Resources, Acquisition Date: 12/20/21, Cost $3,988
(CAD) (1)(4)(5) 5,873,039 2,678
Royal Gold  39,815 5,625
Tietto Minerals (AUD) (1) 40,427,813 15,753
Wesdome Gold Mines (CAD) (1) 7,155,827 89,809
Wheaton Precious Metals (CAD)  271,389 12,906
304,027
Industrial Gases 1.2%
Air Liquide (EUR)  79,473 13,903
Air Products & Chemicals  73,002 18,244
Linde  104,001 33,221
65,368
Metal & Glass Containers 0.4%
Ardagh Metal Packaging (1) 239,608 1,948
Ball  109,447 9,850
Verallia (EUR)  382,071 9,097
20,895
Paper Packaging 1.2%
Avery Dennison  48,085 8,366
International Paper  344,765 15,911
Mayr Melnhof Karton (EUR)  39,108 6,972
Packaging Corp. of America  171,604 26,789
Westrock  176,574 8,304
66,342
Paper Products 0.5%
Mondi (GBP)  538,907 10,475
Stora Enso, Class R (EUR)  372,995 7,317
UPM-Kymmene (EUR)  346,555 11,317
29,109
Precious Metals & Minerals 0.3%
Alrosa (RUB) (2) 19,084,530 —
Impala Platinum Holdings (ZAR)  259,369 3,992
Sibanye Stillwater (ZAR)  3,550,725 14,278
18,270
Specialty Chemicals 2.8%
Akzo Nobel (EUR)  196,844 16,913
Albemarle  224,480 49,644
Element Solutions  447,300 9,796
Hexpol (SEK)  468,524 4,573
International Flavors & Fragrances  62,795 8,247
Koninklijke DSM (EUR)  33,712 6,031
Quaker Chemical  17,015 2,940
RPM International  218,253 17,775

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  112,926 28,189
Shin-Etsu Chemical (JPY)  46,700 7,095
151,203
Steel 4.2%
Nippon Steel (JPY)  1,349,300 23,808
Nucor  297,411 44,210
Reliance Steel & Aluminum  390,746 71,643
Steel Dynamics  692,836 57,803
Vale (BRL)  1,351,584 27,117
224,581
Total Materials 1,621,804
REAL ESTATE 36.1%
Diversified Real Estate Activities 0.9%
Heiwa Real Estate (JPY)  135,600 4,391
Mitsui Fudosan (JPY)  1,190,100 25,471
Sun Hung Kai Properties (HKD)  1,071,500 12,748
Tokyo Tatemono (JPY)  543,700 8,148
50,758
Diversified Real Estate Investment Trusts 0.6%
Gecina (EUR)  42,434 5,348
PS Business Parks, REIT  169,462 28,483
33,831
Health Care Real Estate Investment Trusts 2.6%
Healthcare Realty Trust, REIT  480,348 13,200
Healthcare Trust of America, Class A, REIT  559,216 17,526
Ventas, REIT  132,225 8,166
Welltower, REIT  1,034,103 99,419
138,311
Hotel & Resort Real Estate Investment Trusts 1.8%
Apple Hospitality REIT, REIT  2,384,094 42,842
Hoshino Resorts REIT (JPY)  509 2,850
Host Hotels & Resorts, REIT  902,715 17,540
Pebblebrook Hotel Trust, REIT  1,352,063 33,098
96,330
Industrial Real Estate Investment Trusts 6.4%
Daiwa House Logistics Trust (SGD) (1) 8,690,800 5,413
EastGroup Properties, REIT  127,361 25,890
Goodman Group (AUD)  1,064,442 18,092
Industrial & Infrastructure Fund Investment (JPY)  7,311 11,077
Mitsui Fudosan Logistics Park (JPY)  2,226 10,497
Prologis, REIT  953,137 153,913
Rexford Industrial Realty, REIT  716,106 53,414

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Industrial Income REIT (CAD)  1,396,984 24,606
Terreno Realty, REIT  539,293 39,935
342,837
Office Real Estate Investment Trusts 3.7%
Alexandria Real Estate Equities, REIT  297,985 59,969
Daiwa Office Investment (JPY)  1,808 11,224
Derwent London (GBP)  349,315 14,663
Douglas Emmett, REIT  1,199,727 40,095
Great Portland Estates (GBP)  1,406,968 13,065
Inmobiliaria Colonial Socimi (EUR)  707,870 6,453
Kilroy Realty, REIT  398,454 30,450
SL Green Realty, REIT  240,577 19,530
Vornado Realty Trust, REIT  126,231 5,721
201,170
Real Estate Development 0.4%
Howard Hughes (1) 198,519 20,568
20,568
Real Estate Operating Companies 1.6%
China Resources Mixc Lifestyle Services (HKD)  1,313,000 6,426
Fabege (SEK)  933,926 13,791
Hongkong Land Holdings  3,441,500 16,815
Kojamo (EUR)  506,446 12,169
Shurgard Self Storage (EUR)  127,522 7,898
Vonovia (EUR)  534,120 24,896
Wharf Real Estate Investment (HKD)  830,000 4,102
86,097
Residential Real Estate Investment Trusts 8.8%
American Campus Communities, REIT  773,668 43,302
Apartment Income REIT, REIT  374,947 20,045
AvalonBay Communities, REIT  317,573 78,876
Camden Property Trust, REIT  499,742 83,057
Canadian Apartment Properties REIT (CAD)  185,070 7,942
Equity LifeStyle Properties, REIT  1,015,225 77,644
Equity Residential, REIT  868,570 78,102
Essex Property Trust, REIT  222,099 76,731
UNITE Group (GBP)  561,229 8,501
474,200
Retail Real Estate Investment Trusts 3.4%
Acadia Realty Trust, REIT  1,479,539 32,062
CapitaLand Integrated Commercial Trust (SGD)  5,117,700 8,466
Federal Realty Investment Trust, REIT  116,859 14,265
Kimco Realty, REIT  1,437,501 35,506
Lendlease Global Commercial REIT (SGD)  8,121,000 4,630

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lendlease Global Commercial REIT, Rights, 4/14/22 (SGD) (1) 2,185,556 89
Regency Centers, REIT  514,823 36,728
Scentre Group (AUD)  6,306,750 14,339
Simon Property Group, REIT  284,165 37,385
183,470
Specialized Real Estate Investment Trusts 5.9%
Big Yellow Group (GBP)  305,128 6,151
CubeSmart, REIT  1,175,160 61,144
Digital Core REIT Management (1) 13,783,100 15,281
Equinix, REIT  138,661 102,834
Public Storage, REIT  282,532 110,267
Rayonier, REIT  63,505 2,611
SBA Communications, REIT  58,792 20,230
318,518
Total Real Estate 1,946,090
UTILITIES 1.5%
Electric Utilities 0.6%
Iberdrola (EUR)  593,346 6,486
IDACORP  37,319 4,305
NextEra Energy  160,869 13,627
Xcel Energy  137,231 9,904
34,322
Multi-Utilities 0.9%
Ameren  98,134 9,201
CMS Energy  134,135 9,382
Dominion Energy  118,807 10,095
Sempra Energy  103,041 17,323
46,001
Total Utilities 80,323
Total Miscellaneous Common Stocks  2.7% (6) 147,316
Total Common Stocks (Cost $3,753,094) 5,056,424
CONVERTIBLE PREFERRED STOCKS 1.4%
CONSUMER STAPLES 0.2%
Agricultural Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(4) 146,876 9,130
Total Consumer Staples 9,130

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $690 (1)(2)(4) 699,536 805
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $970 (1)(2)(4) 983,766 1,131
Total Industrials & Business Services 1,936
MATERIALS 0.6%
Copper 0.1%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(4) 64,540 3,736
3,736
Diversified Metals & Mining 0.3%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(4) 666,457 18,268
18,268
Other 0.2%
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (1)
(2)(4) 696,477 9,143
9,143
Total Materials 31,147
UTILITIES 0.6%
Electric Utilities 0.6%
NextEra Energy, 5.279%, 3/1/23  317,336 16,552
Southern, Series A, 6.75%, 8/1/22  270,162 14,641
Total Utilities 31,193
Total Convertible Preferred Stocks (Cost $61,924) 73,406
EQUITY MUTUAL FUNDS 2.7%
iShares MSCI Global Metals & Mining Producers ETF  471,591 24,155
SPDR S&P Homebuilders ETF  784,260 49,565
SPDR S&P Oil & Gas Exploration & Production ETF  187,122 25,177
VanEck Gold Miners ETF  774,881 29,717
VanEck Vectors Oil Services ETF  55,440 15,665
Total Equity Mutual Funds (Cost $118,223) 144,279

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund, 0.29% (5)(7) 142,871,267 142,871
142,871
U.S. Treasury Obligations 0.6%
U.S. Treasury Bills, 0.35%, 6/23/22  30,530,000 30,496
30,496
Total Short-Term Investments (Cost $173,377) 173,367
Total Investments in Securities 101.0%
(Cost $4,106,618) $ 5,447,476
Other Assets Less Liabilities (1.0)% (52,759)
Net Assets 100.0% $ 5,394,717
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $52,157 and represents 1.0% of net assets.
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/29/22 USD 15,111 INR 1,158,502 $ (76)
BNP Paribas 5/3/22 BRL 72,914 USD 15,118 56
Deutsche Bank 4/14/22 ZAR 468,633 USD 32,165 (151)
Standard Chartered 4/14/22 CAD 61,240 USD 47,818 1,165
UBS Investment Bank 4/14/22 ZAR 719,704 USD 47,477 1,687
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,681

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 628 Russell 2000 E-Mini Index contracts 6/22 64,885 $ 2,593
Long, 3,079 Xae Energy Index contracts 6/22 245,427 6,703
Short, 829 Nasdaq 100 E-Mini Index contracts 6/22 (246,524) (24,929)
Short, 700 U.S. Treasury Notes ten year contracts 6/22 (86,013) 2,850
Short, 111 Ultra U.S. Treasury Bonds contracts 6/22 (19,661) 869
Net payments (receipts) of variation margin to date 10,965
Variation margin receivable (payable) on open futures contracts $ (949)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rhyolite Resources  $ — $ (1,380) $ —
T. Rowe Price Treasury Reserve Fund, 0.29% — — 20
Totals $ — # $ (1,380) $ 20 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Rhyolite Resources  $ * $ — $ — $ 2,678
T. Rowe Price Treasury Reserve
Fund, 0.29% 76,330 ¤ ¤ 142,871
Total $ 145,549 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $146,859.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Assets Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Real Assets Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,015,482 $ 2,033,676 $ 7,266 $ 5,056,424
Convertible Preferred Stocks — 31,193 42,213 73,406
Equity Mutual Funds 144,279 — — 144,279
Short-Term Investments 142,871 30,496 — 173,367
Total Securities 3,302,632 2,095,365 49,479 5,447,476
Forward Currency Exchange
Contracts — 2,908 — 2,908
Futures Contracts 13,015 — — 13,015
Total $ 3,315,647 $ 2,098,273 $ 49,479 $ 5,463,399
Liabilities
Forward Currency Exchange
Contracts $ — $ 227 $ — $ 227
Futures Contracts 24,929 — — 24,929
Total $ 24,929 $ 227 $ — $ 25,156

T. ROWE PRICE Real Assets Fund

markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F176-054Q1 03/22